PROVISION FOR ONEROUS CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2022
PROVISION FOR ONEROUS CONTRACTS
Schedule of provision for onerous contracts

	Balance as of			Balance as of
	12/31/2021	Constitutions	Reversals	12/31/2022
Generation
Jirau	147,122	61,977	—	209,099
Funil	280,527	—	(280,527)	—
Coaracy Nunes	11,032	—	(11,032)	—
	438,681	61,977	(291,559)	209,099

Current Liabilities	10,517			—
Non-Current Liabilities	428,164			209,099
	438,681			209,099

	Balance as of			Balance as of
	12/31/2020	Constitutions	Reversals	12/31/2021
Generation
Jirau	129,672	51,145	(33,695)	147,122
Funil	225,727	54,800	—	280,527
Coaracy Nunes	99,502	—	(88,470)	11,032
	454,901	105,945	(122,165)	438,681